7. OTHER INCOME (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Other income	$ 0	$ 22,050
Gain on settlement of liabilities for services [Member]
Other income		$ 22,050
Gain on settlement of liabilities for services [Member] | May 2016 [Member]
Stock issued for settlement of liabilities for services		105,000